Annual Operating Expenses {- Transportation Portfolio} - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-13 - Transportation Portfolio - Transportation Portfolio-Default	Apr. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.27%
Total annual operating expenses	0.80%